Benefits offered to team members (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shortterm Benefits [Abstract]
Health care	R$ 140,553	R$ 139,412	R$ 126,545
Private pension	67,008	61,593	60,476
Transport	58,825	55,223	50,935
Feeding	30,916	28,874	27,755
Training	18,285	20,589	19,101
Other	16,173	13,237	18,789
Short term employee benefits expense	R$ 331,760	R$ 318,928	R$ 303,601